Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,532,000.00
Previously Paid Amount	0.00
Total Fee Amount	625.87
Total Offset Amount	0.00
Net Fee	625.87
Narrative - Max Aggregate Offering Price	$ 4,532,000.00
Final Prospectus	true